Note 10 - Financial Instruments (Details Textual)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Derivative, Number of Instruments Held, Total	5
Derivative, Notional Amount	$ 40,000,000.0
Restricted Cash, Current [Member]
Derivative Asset, Fair Value of Collateral	$ 475,831	$ 0